Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Number of Shares	3,435,728	577,695
Warrants Exercisable Weighted Average Remaining Life in Years	3 years 1 month 6 days	4 years 1 month 6 days
Warrants Exercisable Number of Shares	577,695	577,695
100.00 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 100	$ 100
Warrants Outstanding Number of Shares	128,200	128,200
Warrants Exercisable Weighted Average Remaining Life in Years	3 years 2 months 12 days	4 years 2 months 12 days
Warrants Exercisable Number of Shares	128,200	128,200
105.60 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 105.6	$ 105.6
Warrants Outstanding Number of Shares	3,183	3,183
Warrants Exercisable Weighted Average Remaining Life in Years	2 years 3 months 18 days	3 years 3 months 18 days
Warrants Exercisable Number of Shares	3,183	3,183
141.40 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 141.4	$ 141.4
Warrants Outstanding Number of Shares	1,250	1,250
Warrants Exercisable Weighted Average Remaining Life in Years	1 year 7 months 6 days	2 years 7 months 6 days
Warrants Exercisable Number of Shares	1,250	1,250
150.00 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 150	$ 150
Warrants Outstanding Number of Shares	125,000	125,000
Warrants Exercisable Weighted Average Remaining Life in Years	3 years 7 months 6 days	4 years 7 months 6 days
Warrants Exercisable Number of Shares	125,000	125,000
230.00 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 230	$ 230
Warrants Outstanding Number of Shares	300,062	300,062
Warrants Exercisable Weighted Average Remaining Life in Years	2 years 10 months 24 days	3 years 10 months 24 days
Warrants Exercisable Number of Shares	300,062	300,062
21.20 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 21.2
Warrants Outstanding Number of Shares	306,604
Warrants Exercisable Number of Shares
3.50 [Member]
Derivative Liabilities (Details) - Schedule of outstanding and exercisable warrants [Line Items]
Warrants Outstanding Exercise Price (in Dollars per share)	$ 3.5
Warrants Outstanding Number of Shares	2,571,429
Warrants Exercisable Number of Shares